Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses - Asbestos (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross
Provision for asbestos claims and loss adjustment expenses - January 1	$ 1,074.6	$ 1,217.9
Losses and loss adjustment expenses incurred	161.0	135.4
Losses and loss adjustment expenses paid	(205.0)	(164.0)
Liabilities associated with assets held for sale (note 23)	0.0	(114.7)
Net	1,030.6	1,074.6
Net
Provision for asbestos claims and loss adjustment expenses - January 1	860.5	995.3
Losses and loss adjustment expenses incurred	121.2	114.8
Losses and loss adjustment expenses paid	(141.7)	(138.4)
Liabilities associated with assets held for sale (note 23)	0.0	(111.2)
Provision for asbestos claims and loss adjustment expenses - December 31	$ 840.0	$ 860.5